Nature and extent of risks arising from financial instruments (Tables)	12 Months Ended
Oct. 31, 2022
Text Block [Abstract]
Summary of Credit Exposure Associated with On-and Off-Balance Sheet Financial Instruments
Concentrations of credit risk indicate the relative sensitivity of our performance to developments affecting a particular industry or geographic location. The amounts of credit exposure associated with certain of our on-
and
off-balance
sheet financial instruments are summarized in the following tables.

	As at October 31, 2022

(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$759,037	65%	$263,736	23%	$87,671	8%	$48,991	4%	$1,159,435
Derivatives before master netting agreements (2), (3)	32,434	20%	35,921	23%	72,885	46%	17,439	11%	158,679
	$791,471	60%	$299,657	23%	$160,556	12%	$66,430	5%	$1,318,114
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$398,719	57%	$223,624	32%	$52,669	8%	$20,857	3%	$695,869
Other	79,110	66%	13,847	12%	24,476	20%	2,485	2%	119,918
	$477,829	59%	$237,471	29%	$77,145	9%	$23,342	3%	$815,787

	As at October 31, 2021
(Millions of Canadian dollars, except percentage amounts)	Canada	%	United States	%	Europe	%	Other International	%	Total
On-balance sheet assets other than derivatives (1)	$701,779	67%	$213,389	20%	$85,271	8%	$49,001	5%	$1,049,440
Derivatives before master netting agreements (2), (3)	19,927	21%	23,910	25%	45,717	47%	7,111	7%	96,665
	$721,706	63%	$237,299	21%	$130,988	11%	$56,112	5%	$1,146,105
Off-balance sheet credit instruments (4)
Committed and uncommitted (5)	$370,479	59%	$196,692	32%	$46,187	8%	$9,335	1%	$622,693
Other	82,010	66%	14,014	11%	26,920	22%	1,383	1%	124,327
	$452,489	61%	$210,706	28%	$73,107	10%	$10,718	1%	$747,020

(1)	Includes Assets purchased under reverse repurchase agreements and securities borrowed, Loans and Customers’ liability under acceptances. The largest concentrations in Canada are Ontario at 56% (October 31, 2021 – 56%), the Prairies at 15% (October 31, 2021 – 16%), British Columbia and the territories at 15% (October 31, 2021 – 14%) and Quebec at 10% (October 31, 2021 – 10%). No industry accounts for more than 20% (October 31, 2021 – 20%) of total on-balance sheet credit instruments with the exception of Banking, which accounted for 26% (October 31, 2021 – 24%), and Government, which accounted for 32% (October 31, 2021 – 37%).
The classification of our sectors aligns with our view of credit risk by industry.
(2)	A further breakdown of our derivative exposures by risk rating and counterparty type is provided in Note 9.
(3)	Excludes valuation adjustments determined on a pooled basis.
(4)	Balances presented are contractual amounts representing our maximum exposure to credit risk.
(5)	Represents our maximum exposure to credit risk. Retail and wholesale commitments respectively comprise 45% and 55% of our total commitments (October 31, 2021 – 45% and 55%). The largest concentrations in the wholesale portfolio relate to Financial services at 15% (October 31, 2021 – 13%),
Real estate and related
 at 12% (October 31, 2021 – 10%),
Utilities
at 11% (October 31, 2021 – 10%), Other services at 7% (October 31, 2021 – 8%), and Oil and gas at 6% (October 31, 2021 – 6%).
The classification of our sectors aligns with our view of credit risk by industry.